RESEARCH AND DEVELOPMENT EXPENSES: (Tables)	12 Months Ended
Dec. 31, 2021
RESEARCH AND DEVELOPMENT EXPENSES
Summary of research and development expenses

	For the year ended
	31.12.2021	31.12.2020
Salaries and related expenses	16,508	16,048
Development tools and subcontractors	15,238	14,814
Government support and grants	(13,802)	(14,225)
Total	17,944	16,637